Group Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021
Consolidated operations
Consolidated sales revenue	$ 54,041		$ 55,554		$ 63,495	[1]
Net operating costs (excluding items disclosed separately)	(37,052)		(34,770)		(32,690)	[1]
Net impairment (charges)/reversals	(936)		150		(269)	[1]
Loss on disposal of interest in subsidiary	0		(105)		0	[1]
Exploration and evaluation expenditure (net of profit from disposal of interests in undeveloped projects)	(1,230)		(896)		(719)	[1]
Operating profit	14,823		19,933		29,817	[1]
Share of profit after tax of equity accounted units	675		777		1,042	[1]
Impairment of investments in equity accounted units	0		(202)		0	[1]
Profit before finance items and taxation	15,498		20,508		30,859	[1]
Finance items
Net exchange (losses)/gains on external net debt and intragroup balances	(251)		253		802	[1]
Losses on derivatives not qualifying for hedge accounting	(54)		(424)		(231)	[1]
Finance income	536		179		64	[1]
Finance costs	(967)		(335)		(243)	[1]
Amortisation of discount on provisions	(977)		(1,519)		(418)	[1]
Net finance income (expense)	(1,713)		(1,846)		(26)	[1]
Profit before taxation	13,785		18,662		30,833	[1]
Taxation	(3,832)		(5,614)		(8,236)	[1]
Profit after tax for the year	9,953	[2]	13,048	[3]	22,597	[2],[3]
– attributable to owners of Rio Tinto (net earnings)	10,058		12,392		21,115	[1]
– attributable to non-controlling interests	$ (105)		$ 656		$ 1,482	[1]
Basic earnings per share (in usd per share)	$ 6.203		$ 7.650		$ 13.047	[1]
Diluted earnings per share (in usd per share)	$ 6.165		$ 7.604		$ 12.963	[1]

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[3]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.